Loans and asset quality - Nonperforming Assets (Details) - Domestic - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Impaired [Line Items]
Total nonperforming loans	$ 76	$ 86
Other assets owned	3	4
Total nonperforming assets	79	90
Other residential mortgages
Financing Receivable, Impaired [Line Items]
Total nonperforming loans	67	78
Wealth management loans and mortgages
Financing Receivable, Impaired [Line Items]
Total nonperforming loans	9	7
Commercial real estate
Financing Receivable, Impaired [Line Items]
Total nonperforming loans	$ 0	$ 1